CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR per share)	€ 6	€ 6
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	82,495,086	81,723,555
Ordinary shares, shares outstanding (in shares)	82,495,086	81,723,555